Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Aug. 27, 2020	Jul. 15, 2016	Jun. 19, 2015
Related Party Transaction [Line Items]
Interest expense		$ 661,000		$ 1,868,000	$ 2,539,000	$ 1,891,000
Conversion of outstanding principal amount					$ 46,994,000
Conversion of common shares converted					7,999,000
Accounts receivable related parties	39,000		39,000		$ 73,000	40,000
Related Party Transaction, Other Revenues from Transactions with Related Party	200,000	200,000	500,000	700,000	1,200,000	5,300,000
Net liability adjustment						3,200,000
Accounts payable, related party	1,662,000		1,662,000		1,538,000	6,993,000
License and Supply Agreement [Member]
Related Party Transaction [Line Items]
Related party costs	300,000		5,600,000
Revolving Loan Agreement [Member]
Related Party Transaction [Line Items]
Conversion of outstanding principal amount					$ 47,000,000.0
Conversion of common shares converted					7,999,000
Coversion price per shares					$ 5.875
Gross capital contribution					$ 47,000,000.0
2021 Service Agreement [Member]
Related Party Transaction [Line Items]
Selling, general and administrative expenses from transactions with related party	100,000		400,000
Biofrontera Pharma GmbH [Member] | License and Supply Agreement [Member]
Related Party Transaction [Line Items]
Related party costs	1,000,000.0		5,700,000		5,600,000	13,800,000
Accounts payable related parties		1,300,000		1,300,000	1,300,000	6,300,000
Biofrontera Pharma GmbH [Member] | License and Supply Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Transfer price per unit increment percentage									35.00%
Biofrontera Pharma GmbH [Member] | License and Supply Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Transfer price per unit increment percentage									50.00%
Biofrontera AG [Member]
Related Party Transaction [Line Items]
Expense reimbursements	200,000	200,000	700,000	600,000
Biofrontera AG [Member] | Revolving Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate percentage										6.00%
Loan payables						38,200,000
Interest expense	0	700,000	0	1,900,000	2,500,000	1,900,000
Long term debt	0		0		0
Biofrontera AG [Member] | 2021 Service Agreement [Member]
Related Party Transaction [Line Items]
Accounts payable related parties	300,000		300,000		300,000	100,000
Expense reimbursements	200,000		500,000		400,000	700,000
Biofrontera AG [Member] | Second Intercompany Revolving Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate percentage							6.00%
Long term debt							$ 20,000,000.0
Bioscience [Member]
Related Party Transaction [Line Items]
Expense reimbursements	200,000	200,000	700,000	600,000	300,000	100,000
Bioscience [Member] | Clinica Lamp Lease Agreement [Member]
Related Party Transaction [Line Items]
Revenues	15,000	16,000	42,000	47,000	62,000	50,000
Accounts receivable related parties	37,000		37,000		73,000	40,000
Maruho Co Ltd [Member] | Cutanea Acquisition Agreement [Member]
Related Party Transaction [Line Items]
Accounts receivable related parties	$ 3,000	0	3,000	0
Proceeds from startup cost financing.			$ 0	3,400,000	4,400,000	2,900,000
Reimbursements From Maruho Related To Cutanea Acquisition [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party					700,000	8,900,000
Accounts payable, related party						500,000
Biofrontera Pharma [Member]
Related Party Transaction [Line Items]
Notes receivable related parties								$ 1,500,000
Selling, general and administrative expenses from transactions with related party		100,000		100,000
Cost of revenue related party		1,100,000		1,100,000
Deferred liability		300,000		300,000
Biofrontera Pharma [Member] | BFR hodo LED [Member]
Related Party Transaction [Line Items]
Marketing cost		100,000		100,000	$ 400,000	$ 1,100,000
Biofrontera Pharma [Member] | Ameluz [Member]
Related Party Transaction [Line Items]
Marketing cost		$ 100,000		$ 100,000